Cost of Income (Tables)	12 Months Ended
Mar. 31, 2024
Cost of Income [Abstract]
Schedule of Cost of Income
	2024	2023	2022
	US$	US$	US$

Commission to traders (note (a))	10,718,360	3,014,047	75,785
Technical support fees (note (b))	382,816	606,688	—
Transaction fee (note (c))	34,621	50,663	—
Total cost of income	11,135,797	3,671,398	75,785
(a)	The commission to traders was paid to the traders for offering operations and marketing services in generating income from trading of digital assets, listed securities and derivative, which charged to approximately 50% of the net income generated for the year end.

(b)	The technical support fees were paid to the consultants for the crypto assets trading consultation services provided.

(c)	The transaction fee were paid to the exchange institution when performed the trading of the digital assets on the platform.